Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

6. Cash and Cash Equivalents

	December 31, 2025	December 31, 2024

Bank balances	2,287,556	1,313,577
Voluntary deposits at Central Bank (1)	1,575,839	1,347,072
Short-term investments (2)	-	1,025
Reverse repurchase agreements (3)	-	4,809,999
Cash and Cash Equivalents	3,863,395	7,471,673

(1)	Voluntary deposits at central bank are deposits made mainly by the subsidiary PicPay Bank at the Brazilian Central Bank and are considered as cash and cash equivalents.

(2)	Short-term investments average rate of remuneration is 100% of the CDI rate, meaning Brazilian interbank deposit rate. These amounts mature in 1 month, becoming redeemable.

(3)	Investments with historically high liquidity and composed mainly of Government Bonds with an average return of fixed interest rate. As of December 31, 2025 the amount was totally settled.